Consolidated statement of changes in equity - CAD ($) $ in Millions		Total		Issue of preferred shares and limited recourse capital notes [member]	Common shares [member]	Additional paid-in capital [member]		Retained earnings [member]	Retained earnings [member] IFRS 17 [member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	Non-controlling interests [member]
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2022	[1]							$ 28,823
Balance at beginning of period (Increase (decrease) due to changes in accounting policy [member]) at Oct. 31, 2022	[1]								$ (56)
Balance at beginning of period at Oct. 31, 2022	[1]			$ 4,923	$ 14,726	$ 115		28,767					$ 1,811	$ (662)	$ 832	$ 234	$ (5)	$ (616)	$ 201
Net income attributable to equity shareholders	[1]	$ 3,524						3,524
Net income attributable to non-controlling interests	[1]	30																	30
Net gains (losses) on equity securities designated at FVOCI	[1]																19
Net change in debt securities measured at FVOCI	[1]																	294
Net change in foreign currency translation adjustments	[1]												(643)
Net change in cash flow hedges	[1]	(320)												(320)
Net change in post-employment defined benefit plans	[1]	(145)													(145)
Net change attributable to changes in credit risk	[1]	(186)														(186)
Dividends and distributions	[1]									$ (205)	$ (2,345)								(6)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings	[1]							4									(4)
Issue of equity	[1]				1,020
Compensation expense arising from equity-settled share-based awards	[1]					8
Exercise of stock options and settlement of other equity-settled share-based awards	[1]					(20)
Treasury shares	[1]			2	(4)
Other	[1]							(1)											(9)
Balance at end of period at Jul. 31, 2023	[1]	51,339		4,925	15,742	103		29,744				$ 609	1,168	(982)	687	48	10	(322)	216
Balance at beginning of period (Previously stated [member]) at Apr. 30, 2023	[1]							29,186
Balance at beginning of period at Apr. 30, 2023	[1]			4,925	15,389	118		29,186					1,697	(461)	669	93	6	(385)	215
Net income attributable to equity shareholders	[1]	1,422						1,422
Net income attributable to non-controlling interests	[1]	10																	10
Net gains (losses) on equity securities designated at FVOCI	[1]																6
Net change in debt securities measured at FVOCI	[1]																	63
Net change in foreign currency translation adjustments	[1]												(529)
Net change in cash flow hedges	[1]	(521)												(521)
Net change in post-employment defined benefit plans	[1]	18													18
Net change attributable to changes in credit risk	[1]	(45)														(45)
Dividends and distributions	[1]									(66)	(799)								(2)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings	[1]							2									(2)
Issue of equity	[1]				357
Compensation expense arising from equity-settled share-based awards	[1]					3
Exercise of stock options and settlement of other equity-settled share-based awards	[1]					(17)
Treasury shares	[1]				(4)
Other	[1]					(1)	[2]	(1)											(7)
Balance at end of period at Jul. 31, 2023	[1]	51,339		4,925	15,742	103		29,744				609	1,168	(982)	687	48	10	(322)	216
Balance at beginning of period at Oct. 31, 2023		53,163	[3]	4,925	16,082	109		30,352					2,162	(1,026)	592	128	14	(407)	232
Net income attributable to equity shareholders		5,241						5,241
Net income attributable to non-controlling interests		31																	31
Net gains (losses) on equity securities designated at FVOCI																	(12)
Net change in debt securities measured at FVOCI																		151
Net change in foreign currency translation adjustments													(126)
Net change in cash flow hedges		1,285												1,285
Net change in post-employment defined benefit plans		107													107
Net change attributable to changes in credit risk		(197)														(197)
Dividends and distributions										(191)	(2,532)								(6)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings								(18)									18
Issue of equity				1,000	837
Compensation expense arising from equity-settled share-based awards						9
Exercise of stock options and settlement of other equity-settled share-based awards						(4)
Treasury shares				(1)
Redemption of preferred shares				(975)
Other						14	[2]	(8)											(3)
Balance at end of period at Jul. 31, 2024		57,783		4,949	16,919	128		32,844				2,689	2,036	259	699	(69)	20	(256)	254
Balance at beginning of period at Apr. 30, 2024				5,098	16,813	114		31,990					1,986	(737)	527	(128)	3	(257)	247
Net income attributable to equity shareholders		1,786						1,786
Net income attributable to non-controlling interests		9																	9
Net gains (losses) on equity securities designated at FVOCI																	(2)
Net change in debt securities measured at FVOCI																		1
Net change in foreign currency translation adjustments													50
Net change in cash flow hedges		996												996
Net change in post-employment defined benefit plans		172													172
Net change attributable to changes in credit risk		59														59
Dividends and distributions										$ (63)	$ (849)								(2)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings								(19)									19
Issue of equity				500	103
Compensation expense arising from equity-settled share-based awards						3
Exercise of stock options and settlement of other equity-settled share-based awards						(1)
Treasury shares				1	3
Redemption of preferred shares				(650)
Other						12	[2]	(1)
Balance at end of period at Jul. 31, 2024		$ 57,783		$ 4,949	$ 16,919	$ 128		$ 32,844				$ 2,689	$ 2,036	$ 259	$ 699	$ (69)	$ 20	$ (256)	$ 254

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.
[2]	Includes the portion of the estimated tax benefit related to employee stock options that is incremental to the amount recognized in the interim consolidated statement of income.
[3]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 “Insurance Contracts” (IFRS 17) in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.